Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment
Schedule of property and equipment

	December 31,
	2024	2023
Machinery and equipment	$61	$61
Furniture and equipment	5	5
Computer hardware and software	78	78
Tooling and molds	6	6
	150	150
Less accumulated depreciation and amortization	(112)	(90)
Property and equipment, net	$38	$60